Quarterly Holdings Report
for
Fidelity® Stocks For Inflation ETF
April 30, 2020
SXE-QTLY-0620
1.9896216.100

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 5.3%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	423	$ 12,889
Entertainment – 0.6%
Activision Blizzard, Inc.	110	7,010
Electronic Arts, Inc. (a)	54	6,170
		13,180
Interactive Media & Services – 3.0%
Alphabet, Inc. Class A (a)	28	37,708
Facebook, Inc. Class A (a)	121	24,770
Match Group, Inc. (a)	62	4,771
		67,249
Media – 1.1%
Cable One, Inc.	3	5,739
Comcast Corp. Class A	290	10,913
Discovery, Inc. Class A (a)	169	3,789
TEGNA, Inc.	267	2,862
		23,303
TOTAL COMMUNICATION SERVICES		116,621
CONSUMER DISCRETIONARY – 4.8%
Auto Components – 0.4%
Gentex Corp.	374	9,066
Diversified Consumer Services – 0.5%
frontdoor, Inc. (a)	259	10,026
Hotels, Restaurants & Leisure – 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	209	3,428
Household Durables – 0.7%
NVR, Inc. (a)	3	9,300
PulteGroup, Inc.	254	7,180
		16,480
Internet & Direct Marketing Retail – 0.5%
Booking Holdings, Inc. (a)	8	11,844
Multiline Retail – 0.6%
Target Corp.	117	12,840
Specialty Retail – 1.9%
AutoZone, Inc. (a)	11	11,224
Ross Stores, Inc.	108	9,867
The Home Depot, Inc.	92	20,224
		41,315
TOTAL CONSUMER DISCRETIONARY		104,999
CONSUMER STAPLES – 12.2%
Food Products – 4.5%
Campbell Soup Co.	750	37,485
The Hershey Co.	250	33,108
Tyson Foods, Inc. Class A	454	28,234
		98,827
Household Products – 2.6%
The Procter & Gamble Co.	494	58,228

	Shares	Value

Personal Products – 1.5%
Herbalife Nutrition Ltd. (a)	855	$ 31,934
Tobacco – 3.6%
Altria Group, Inc.	937	36,777
Philip Morris International, Inc.	563	42,000
		78,777
TOTAL CONSUMER STAPLES		267,766
ENERGY – 7.6%
Oil, Gas & Consumable Fuels – 7.6%
ConocoPhillips	991	41,721
HollyFrontier Corp.	1,205	39,813
Phillips 66	608	44,487
Valero Energy Corp.	668	42,318
TOTAL ENERGY		168,339
FINANCIALS – 6.5%
Banks – 1.1%
Citigroup, Inc.	295	14,325
Popular, Inc.	249	9,609
		23,934
Capital Markets – 2.0%
Ameriprise Financial, Inc.	87	10,000
Moody's Corp.	62	15,122
S&P Global, Inc.	62	18,158
		43,280
Consumer Finance – 1.3%
Capital One Financial Corp.	161	10,426
Discover Financial Services	199	8,551
Synchrony Financial	455	9,005
		27,982
Insurance – 1.4%
Arch Capital Group Ltd. (a)	329	7,906
The Allstate Corp.	130	13,224
The Hartford Financial Services Group, Inc.	256	9,725
		30,855
Thrifts & Mortgage Finance – 0.7%
Essent Group Ltd.	278	7,595
Radian Group, Inc.	563	8,434
		16,029
TOTAL FINANCIALS		142,080
HEALTH CARE – 21.0%
Biotechnology – 4.4%
Amgen, Inc.	178	42,581
Arrowhead Pharmaceuticals, Inc. (a)	683	23,516
Biogen, Inc. (a)	104	30,870
		96,967
Health Care Equipment & Supplies – 2.9%
Medtronic PLC	357	34,854

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
ResMed, Inc.	188	$ 29,200
		64,054
Health Care Providers & Services – 5.7%
Humana, Inc.	92	35,128
McKesson Corp.	209	29,521
Molina Healthcare, Inc. (a)	233	38,205
Universal Health Services, Inc. Class B	215	22,723
		125,577
Life Sciences Tools & Services – 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	82	36,088
Pharmaceuticals – 6.3%
Bristol-Myers Squibb Co.	647	39,344
Jazz Pharmaceuticals PLC (a)	209	23,042
Merck & Co., Inc.	558	44,272
Zoetis, Inc.	254	32,845
		139,503
TOTAL HEALTH CARE		462,189
INDUSTRIALS – 4.5%
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	37	14,395
Commercial Services & Supplies – 0.5%
Copart, Inc. (a)	124	9,934
Construction & Engineering – 0.3%
MasTec, Inc. (a)	204	7,324
Electrical Equipment – 0.5%
Generac Holdings, Inc. (a)	116	11,303
Machinery – 1.5%
Allison Transmission Holdings, Inc.	258	9,376
Cummins, Inc.	77	12,589
PACCAR, Inc.	165	11,423
		33,388
Professional Services – 1.0%
FTI Consulting, Inc. (a)	99	12,608
ManpowerGroup, Inc.	124	9,206
		21,814
TOTAL INDUSTRIALS		98,158
INFORMATION TECHNOLOGY – 20.7%
IT Services – 4.8%
Accenture PLC Class A	84	15,556
Amdocs Ltd.	125	8,055
CACI International, Inc. Class A (a)	34	8,505
KBR, Inc.	311	6,301
Mastercard, Inc. Class A	86	23,647
Paychex, Inc.	121	8,291
The Western Union Co.	343	6,541

	Shares	Value

Visa, Inc. Class A	157	$ 28,059
		104,955
Semiconductors & Semiconductor Equipment – 5.4%
Applied Materials, Inc.	200	9,936
Cirrus Logic, Inc. (a)	114	8,618
Intel Corp.	420	25,192
KLA Corp.	62	10,174
Lam Research Corp.	36	9,190
Micron Technology, Inc. (a)	229	10,967
QUALCOMM, Inc.	172	13,531
Skyworks Solutions, Inc.	85	8,830
Teradyne, Inc.	134	8,380
Texas Instruments, Inc.	129	14,973
		119,791
Software – 6.4%
Check Point Software Technologies Ltd. (a)	84	8,882
Manhattan Associates, Inc. (a)	117	8,300
Microsoft Corp.	558	99,999
Oracle Corp.	305	16,156
Paycom Software, Inc. (a)	30	7,831
		141,168
Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	307	90,196
TOTAL INFORMATION TECHNOLOGY		456,110
MATERIALS – 6.6%
Chemicals – 4.4%
Celanese Corp.	604	50,174
LyondellBasell Industries N.V. Class A	798	46,244
		96,418
Metals & Mining – 2.2%
Reliance Steel & Aluminum Co.	556	49,807
TOTAL MATERIALS		146,225
REAL ESTATE – 5.1%
Equity Real Estate Investment Trusts (REITs) – 5.1%
Brixmor Property Group, Inc.	2,051	23,484
Host Hotels & Resorts, Inc.	2,553	31,428
Medical Properties Trust, Inc.	1,909	32,720
Spirit Realty Capital, Inc.	808	24,854
TOTAL REAL ESTATE		112,486
UTILITIES – 5.6%
Electric Utilities – 3.8%
FirstEnergy Corp.	888	36,648
NextEra Energy, Inc.	205	47,379
		84,027

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Common Stocks – continued
	Shares	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 1.8%
Vistra Energy Corp.	2,032	$ 39,705
TOTAL UTILITIES		123,732
TOTAL COMMON STOCKS (Cost $2,547,560)		2,198,705
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,547,560)		2,198,705
NET OTHER ASSETS (LIABILITIES) – 0.1%		3,235
NET ASSETS – 100.0%		$ 2,201,940

Legend
(a)	Non-income producing.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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